Prepaid Expenses and Other Assets - Summary of Prepaid Expenses and Other Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Prepaid expenses and other assets [abstract]
Prepaid expenses	$ 16,863	$ 27,285
Amounts prepaid to related parties	82,808	2,928
Prepaid expenses and other assets	$ 99,671	$ 30,213